NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2016
NONCONTROLLING INTERESTS
Schedule of noncontrolling interests

December 31,	2016	2015
(millions of Canadian dollars)
Enbridge Energy Partners, L.P.	(99)	412
Enbridge Energy Management, L.L.C. (EEM)	36	203
Enbridge Gas Distribution Inc. preferred shares	100	100
Renewable energy assets	516	561
Other	24	24

	577	1,300

Schedule of redeemable noncontrolling interests

REDEEMABLE NONCONTROLLING INTERESTS

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Balance at beginning of year	2,141	2,249	1,053
Earnings/(loss)	268	(3)	(11)
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	(17)	(7)	(15)
Other comprehensive loss from equity investees	-	(12)	-
Reclassification to earnings of realized cash flow hedges	3	2	-
Reclassification to earnings of unrealized cash flow hedges	6	2	-
Change in foreign currency translation adjustment	(3)	18	5

Other comprehensive income/(loss)	(11)	3	(10)
Distributions to unitholders	(202)	(114)	(79)
Contributions from unitholders	591	670	323
Reversal of cumulative redemption value adjustment attributable to ECT preferred units	-	(541)	-
Dilution loss on Enbridge Income Fund issuance of trust units	(4)	(355)	-
Dilution loss on Enbridge Income Fund equity investment	(73)	(132)	-
Dilution gain/(loss) on Enbridge Income Fund indirect equity investment	(4)	5	-
Redemption value adjustment	686	359	973

Balance at end of year	3,392	2,141	2,249